Earnings per Unit and Cash Distributions (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per Unit and Cash Distributions
Schedule of calculations of basic and diluted earnings per unit

	Year Ended December 31,
(U.S. Dollars in thousands, except per unit data)	2025	2024	2023
Net income (loss)	$23,259	$14,065	$(34,328)
Less: Series A Preferred unitholders’ interest in net income (loss)	6,800	6,800	6,800
Net income (loss) attributable to the unitholders of KNOT Offshore Partners LP	16,459	7,265	(41,128)
Less: Distributions (2)	3,591	3,607	3,607
Under (over) distributed earnings	12,868	3,658	(44,735)
Under (over) distributed earnings attributable to:
Common unitholders	12,630	3,591	(43,909)
Class B unitholders (3)	—	—	—
General Partner	238	67	(826)
Weighted average units outstanding (basic) (in thousands):
Common unitholders	33,918	34,045	34,045
Class B unitholders	252	252	252
General Partner	640	640	640
Weighted average units outstanding (diluted) (in thousands):
Common unitholders	38,168	38,399	38,430
Class B unitholders	252	252	252
General Partner	640	640	640
Earnings per unit (basic):
Common unitholders	$0.48	$0.21	$(1.19)
Class B unitholders (3)	—	—	—
General Partner	0.48	0.21	(1.19)
Earnings per unit (diluted):
Common unitholders (4)	$0.48	$0.21	$(1.19)
Class B unitholders (3)	—	—	—
General Partner	0.48	0.21	(1.19)
Cash distributions declared and paid in the period per unit (5)	$0.10	$0.10	$0.10
Subsequent event: Cash distributions declared and paid per unit relating to the period (6)	$0.03	$0.03	$0.03
(1)	Earnings per unit have been calculated in accordance with the cash distribution provisions set forth in the Partnership’s agreement of limited partnership (the “Partnership Agreement”).
(2)	This refers to distributions made or to be made in relation to the period irrespective of the declaration and payment dates and based on the number of units outstanding at the record date.
(3)	When the distribution target is not met, there is no allocation of net income (loss) to Class B units.
(4)	Diluted weighted average units outstanding and earnings per unit diluted for the year ended December 31, 2025, 2024 and 2023 does not reflect any potential common units relating to the Series A Preferred Units since the assumed issuance of any additional units would be anti-dilutive.
(5)	Refers to cash distributions declared and paid during the period.
(6)	Refers to cash distributions declared and paid subsequent to the period end.